Derivative Financial Instruments (Warrant Liability) (Tables)	12 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value inputs of derivative financial instruments

The change in fair value of the June 2012 Warrants is recorded in the statement of operations and comprehensive loss and is estimated using the Lattice option-pricing model using the following assumptions:

Inputs into Lattice model for warrants:	6/30/2016
Equivalent volatility	75.50%
Equivalent interest rate	0.50%
Floor	$1.1500
Greater of estimated stock price or floor	$1.1500
Probability price < strike price	55.90%
Fair value of call	$0.7900
Probability of fundamental transaction occuring	5%

Schedule of Level 3 inputs measured on a recurring basis

The following table summarizes the activity of Level 3 financial instruments measured on a recurring basis for the year ended June 30, 2016:

June 30, 2016 Warrant Liability
Fair value, June 30, 2015	$1,195,470
Exercise of common stock warrants	(530,531)
Change in fair value of warrant liability	52,454
Fair value, June 30, 2016	$717,393